Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified					9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 18, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Licensing Agreements	Dec. 31, 2012 Licensing Agreements
Schedule of Cost-method Investments [Line Items]
Number of Common stock received in connection with license agreement					57,000	57,000
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.0001	$ 0.0001
Investments, at cost	$ 250		$ 250	$ 250	$ 250	$ 250